S-4 Stockholders' Deficit - Additional Information (Detail) - $ / shares		3 Months Ended
	Jan. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 07, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Aug. 05, 2021	Feb. 01, 2021	Jan. 27, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, authorized (in shares)				4,600,000,000					3,600,000,000
Common stock, par value (in dollars per share)				$ 0.0001					$ 0.0001
Common stock, issued (in shares)			591,760,547		242,302,003			217,588,804
Common stock, outstanding (in shares)			591,760,547		242,302,003			217,588,804
TLG Acquisition One Corp
Class of Stock [Line Items]
Preferred stock shares authorized (in shares)			1,000,000		1,000,000			1,000,000
Preferred stock par or stated value per share (USD per share)			$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock shares issued (in shares)			0		0			0
Preferred stock shares outstanding (in shares)			0		0			0
Mezzanine equity, shares outstanding (in shares)			7,948,405		7,948,405			40,000,000
Percentage of ownership held by initial shareholders			20.00%							20.00%
Minimum percentage of outstanding shareholders approval required for amendment			90.00%							90.00%
Common stock, threshold percentage on conversion of shares			20.00%							20.00%
Common
Class of Stock [Line Items]
Common stock, outstanding (in shares)		243,920,336	591,760,547		242,302,003	229,850,263	224,850,263	217,588,804				77,943,679
Common Class A | TLG Acquisition One Corp
Class of Stock [Line Items]
Common stock, authorized (in shares)			200,000,000		200,000,000			200,000,000
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001			$ 0.0001
Common stock, issued (in shares)			7,948,405		7,948,405			0
Common stock, outstanding (in shares)			7,948,405		7,948,405			0
Mezzanine equity, shares outstanding (in shares)			7,948,405		7,948,405			40,000,000
Common Class A | Common | TLG Acquisition One Corp
Class of Stock [Line Items]
Common stock, issued (in shares)					7,948,405			40,000,000
Common stock, outstanding (in shares)					7,948,405			40,000,000
Common Class F | TLG Acquisition One Corp
Class of Stock [Line Items]
Common stock, authorized (in shares)			20,000,000		20,000,000			20,000,000
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001			$ 0.0001
Common stock, issued (in shares)			5,000,000		10,000,000			10,000,000
Common stock, outstanding (in shares)			5,000,000		10,000,000			10,000,000				10,000,000
Mezzanine equity, shares outstanding (in shares)			1,250,000									1,250,000
Common Class F | Sponsor | TLG Acquisition One Corp
Class of Stock [Line Items]
Common stock, threshold percentage on conversion of shares										20.00%	20.00%
Shares forfeited (in shares)	5,000,000
Common Class F | Common | TLG Acquisition One Corp
Class of Stock [Line Items]
Shares forfeited (in shares)		500
Common Class F | Over-Allotment Option | TLG Acquisition One Corp
Class of Stock [Line Items]
Common stock, outstanding (in shares)										1,250,000
Common Class F | Over-Allotment Option | Sponsor | TLG Acquisition One Corp
Class of Stock [Line Items]
Common stock, outstanding (in shares)										1,250,000	1,250,000